INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
Schedule of effective income tax rate

	2025
U.S. statutory federal tax	$(1,156,594)	21.0%
State tax, net of federal benefits	0	0.0%
Foreign jurisdictional tax	0	0.0%
Non-deductible items	22,812	(0.4)%
Valuation allowance	1,133,782	(20.6)%
Effective tax rate	$0	0.0%

Schedule of deferred tax assets

	2025	2024
Deferred tax assets	$7,000,000	$5,900,000
Valuation allowance	(7,000,000)	(5,900,000)
Net deferred tax asset	$–	$–